ACQUISITIONS AND INTANGIBLE ASSETS, NET - Pro Forma Financial Information (Details) - USD ($) $ in Millions	7 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
Unaudited pro forma revenue	$ 997.4	$ 591.2
Unaudited pro forma net income (loss)	$ 157.0	$ 26.0